Subsequent Events (Details) - USD ($)										12 Months Ended
	May 09, 2024	Apr. 15, 2024	Mar. 06, 2024	Feb. 26, 2024	Jan. 24, 2024	Jan. 04, 2024	Dec. 29, 2023	Oct. 05, 2023	Aug. 31, 2023	Dec. 31, 2023	Sep. 30, 2024	May 02, 2024	Apr. 10, 2024	Mar. 07, 2024	Feb. 29, 2024	Feb. 15, 2024	Feb. 07, 2024	Jan. 31, 2024	Jan. 17, 2024	Jan. 05, 2024	Jan. 03, 2024	Jan. 02, 2024	Aug. 23, 2023	Jul. 24, 2023	Apr. 24, 2023	Apr. 20, 2023	Apr. 18, 2023	Dec. 31, 2022	Sep. 20, 2022	Dec. 06, 2021	Aug. 31, 2021	May 24, 2021
Subsequent Events [Line Items]
Common stock, par value (in Dollars per share)										$ 0.001																		$ 0.001				$ 0.001
Exercise price, per share (in Dollars per share)										6,000																			$ 240	$ 2,300	$ 5,060
Purchase price per share (in Dollars per share)							$ 5,400,000			$ 6.0625
Net proceeds private placement									$ 9,000,000	$ 5,500,000
Shares issued (in Shares)										74,227
Aggregate principal amount										$ 5,200,000
Adjusted amount								$ 1,234,461
Third amendment to the merger agreement, description										On February 29, 2024, the Company, Adicure and Evofem entered into the Third Amendment to the Merger Agreement (the “Third Amendment to Merger Agreement”) in order to (i) make certain conforming changes to the Merger Agreement regarding the Notes, (ii) extend the date by which the Company and Evofem will file the joint proxy statement until April 30, 2024, and (iii) remove the requirement that the Company make the Parent Loan (as defined in the Merger Agreement) by February 29, 2024 and replace it with the requirement that the Company make an equity investment into Evofem consisting of (a) a purchase of 2,000 shares of Evofem Series F-1 Preferred Stock for an aggregate purchase price of $2.0 million on or prior to April 1, 2024, and (b) a purchase of 1,500 shares of Evofem Series F-1 Preferred Stock for an aggregate purchase price of $1.5 million on or prior to April 30, 2024. As of the date of this filing the Company has not purchased the 2,000 shares of EvoFem Series F-1 Preferred Stock.
Loans payable																							$ 1,400,000		$ 1,060,000		$ 14,500,000
Dawson engagement letter description										the Company agreed to pay Dawson an initial fee of $1.85 million (the “Dawson Initial Fee”), which amount is payable on the later of (i) the closing of an offering resulting in gross proceeds to the Company of greater than $4.9 million, or (ii) five days after the execution of the Dawson Engagement Letter. At the Company’s option, the Dawson Initial Fee may be paid in securities of the Company. In addition, with respect to any business combination (i) that either is introduced to the Company by Dawson following the date of the Dawson Engagement Letter or (ii) that with respect to which the Company hereafter requests Dawson to provide M&A advisory services, the Company shall compensate Dawson in an amount equal to 5% of the Total Transaction Value (as defined in the Engagement Letter) with respect to the first $20.0 million in Total Transaction Value plus 10.0% of the Total Transaction Value that is in excess of $20.0 million (the “Transaction Fee”)
Consideration description										(i) $0.0467 in cash consideration per share for an aggregate cash payment of $5,668,222 (the “Cash Consideration”) and (ii) 0.002745004 of a share of common stock of Aditxt or an aggregate of 332,876 shares (the “Consideration Shares” and together with the Cash Consideration, the “Transaction Consideration”). In connection with the transaction, each outstanding option and warrant of Appili will be cashed-out based on the implied in-the-money value of the Transaction Consideration, which is expected to result in an additional aggregate cash payment of approximately $341,000 (based on the number of issued and outstanding options and warrants and exchange rates as of the date of the Arrangement Agreement)
Promissory note merger agreement description										Article VI of the Merger Agreement is amended to: ●reinstate the Merger Agreement, as amended by the Fourth Amendment, as if never terminated; ●reflect the Company’s payment to Evofem, in the amount of $1,000,000 (the “Initial Payment”), via wire initiated by May 2, 2024; ●delete Section 6.3, which effectively eliminates the “no shop” provision, and the several defined terms used therein; ●add a new defined term “Company Change of Recommendation;” and ●revise section 6.10 of the Merger Agreement such that, after the Initial Payment, and upon the closing of each subsequent capital raise by the Company (each a “Parent Subsequent Capital Raise”), the Company shall purchase that number of shares of Evofem’s Series F-1 Preferred Stock, par value $0.0001 per share (the “Series F-1 Preferred Stock”), equal to forty percent (40%) of the gross proceeds of such Parent Subsequent Capital Raise divided by 1,000, up to a maximum aggregate amount of $2,500,000 or 2,500 shares of Series F-1 Preferred Stock. A maximum of$1,500,000 shall be raised prior to June 17, 2024 and $1,000,000 prior to July 1, 2024 (the “Parent Capital Raise”).
Merger agreement decription										Article VIII of the Merger Agreement is amended to: ●extend the date after which either party may terminate from May 8, 2024 to July 15, 2024; ●revise Section 8.1(d) in its entirety to allow Company to terminate at any time after there has been a Company Change of Recommendation, provided that Aditxt must receive ten day written notice and have the opportunity to negotiate a competing offer in good faith; and ●amend and restate Section 8.1(f) in its entirety, granting the Company the right to terminate the agreement if (a) the full $1,000,000 Initial Payment required by the Fourth Amendment has not been paid in full by May 3, 2024 (b) $1,500,000 of the Parent Capital Raise Amount has not been paid to the Company by June 17, 2024, (c) $1,000,000 of the Parent Capital Raise Amount has not been paid to the Company by July 1, 2024, or (d) Aditxt does not pay any portion of the Parent Equity Investment within five calendar days after each closing of a Parent Subsequent Capital Raise.
Common stock shares (in Shares)										332,876																					2,292
Private investment in public equity description										On May 2, 2024, Aditxt entered into a Securities Purchase Agreement (the “May 2024 PIPE Purchase Agreement”) with certain accredited investors, pursuant to which the Company agreed to issue and sell to such investors in a private placement (the “May 2024 Private Placement”) (i) an aggregate of 4,186 shares of the Company’s Series C-1 Convertible Preferred Stock (the “Series C-1 Preferred Stock”), (ii) an aggregate of 4,186 shares of the Company’s Series D-1 Preferred Stock (the “Series D-1 Preferred Stock”), and (iii) warrants (the “May 2024 PIPE Warrants”) to purchase up to an aggregate of 1,613,092 shares of the Company’s common stock.The May 2024 PIPE Warrants are exercisable commencing six months following the initial issuance date at an initial exercise price of $2.47 per share and expire five years from the date of issuance.
Lease default notice description										(i) pay Base Rent (as defined in the Lease) and Additional Rent (as defined in the Lease) in the amount of $431,182.32 in the aggregate, together with administrative charges and interest, as well as (ii) replenish the Security Deposit (as defined in the Lease) in the amount of $159,375.00, all as required under that certain Lease Agreement dated as of May 4, 2021 by and between the Landlord and the Company (the “Lease”). Pursuant to the Lease Default Notice, the Landlord has demanded that a payment of $590,557.31 plus administrative charges and interest, which shall accrue at the Default Rate (as defined in the Lease) be made no later than May 17, 2024.
Common Stock [Member]
Subsequent Events [Line Items]
Purchase of common stock (in Shares)										8,463
Common stock, par value (in Dollars per share)										$ 0.001
Purchase price per share (in Dollars per share)							0.001			$ 0.0001
Shares issued (in Shares)																								27,344
January 2024 Secured Notes [Member]
Subsequent Events [Line Items]
Aggregate principal amount										$ 2,700,000
Pre-Funded Warrants [Member]
Subsequent Events [Line Items]
Common stock, par value (in Dollars per share)							0.001
Exercise price, per share (in Dollars per share)							$ 0.001		$ 0.001
Pre-Funded Warrants [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Purchase of common stock (in Shares)							1,237,114
Common stock, par value (in Dollars per share)							$ 0.001
Exercise price, per share (in Dollars per share)							$ 0.001
Warrant [Member]
Subsequent Events [Line Items]
Purchase of common stock (in Shares)							2,474,228
Exercise price, per share (in Dollars per share)									$ 12.5	$ 6.06																$ 34.4
Purchase price per share (in Dollars per share)							$ 4.85
Common stock shares (in Shares)							1,237,114
Warrant [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Exercise price, per share (in Dollars per share)																										$ 61
Outstanding Warrants [Member]
Subsequent Events [Line Items]
Purchase price per share (in Dollars per share)										4.6
Outstanding Warrants [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Purchase price per share (in Dollars per share)										$ 0.125
Subsequent Event [Member]
Subsequent Events [Line Items]
Adjusted amount				$ 250,000
Settlement shares issued amount																					$ 1,600,000
Settlement shares issued (in Shares)																			296,296
Payments for other fees						$ 3,200,000
Principal amount					$ 3,600,000
Origination fees					$ 252,000
Number of weekly installments					210 days
Repayable of loan					$ 178,800
Net proceeds repayment					814,900
Promissory note principal amount					2,533,100
Subsequent Event [Member] | Minimum [Member]
Subsequent Events [Line Items]
Stock Issued During Period, Value, Purchase of Assets						2,200,000
Subsequent Event [Member] | Maximum [Member]
Subsequent Events [Line Items]
Stock Issued During Period, Value, Purchase of Assets						$ 3,200,000
Subsequent Event [Member] | Loan [Member]
Subsequent Events [Line Items]
Loans payable					$ 5,364,000
Subsequent Event [Member] | January 2024 Secured Notes [Member]
Subsequent Events [Line Items]
Aggregate principal amount																		$ 1,250,000		$ 1,000,000
Subsequent Event [Member] | September 2024 Secured Notes [Member]
Subsequent Events [Line Items]
Aggregate principal amount																		$ 300,000		$ 250,000
Subsequent Event [Member] | Unsecured Promissory Note [Member]
Subsequent Events [Line Items]
Loaned amount																$ 205,000
Accrued interest																8.50%	8.50%
Subsequent Event [Member] | Series B-1 Preferred Stock [Member]
Subsequent Events [Line Items]
Purchase price per share (in Dollars per share)					$ 0.001
Shares issued (in Shares)					6,000
Loaned amount																	$ 30,000
Subsequent Event [Member] | Chief Executive Officer [Member] | Unsecured Promissory Note [Member]
Subsequent Events [Line Items]
Loaned amount															$ 117,000
Forecast [Member]
Subsequent Events [Line Items]
Aggregate principal amount											$ 8,000,000											$ 5,000,000
Repaid amount		$ 250,000
Loaned amount													$ 230,000	$ 300,000
Aggregate amount of rent			$ 40,707
Available loan balance	$ 35,256
Additional loan borrow	20,000
Loan balance	$ 55,256.03
Common stock purchase price												$ 150,000,000
Forecast [Member] | Unsecured Promissory Note [Member]
Subsequent Events [Line Items]
Accrued interest													8.50%	8.50%	8.50%
Forecast [Member] | Chief Innovation Officer [Member] | Unsecured Promissory Note [Member]
Subsequent Events [Line Items]
Loaned amount															$ 115,000